Long-term investments	12 Months Ended
Dec. 31, 2023
Long-term investments
Long-term investments

9. Long-term investments

The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and investments accounted for at fair value. The following sets forth the changes in the Group’s long-term investments:

	Equity	Equity
	investments	investments	Investments
	using the	using	accounted
	measurement	the equity	for at fair
	alternative(a)	method(b)	value(c)	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance at December 31, 2020	—	16,300	—	16,300
Investments made	30,000	950	—	30,950
Share of loss from equity method investments	—	(5,473)	—	(5,473)
Currency translation adjustment	—	(335)	—	(335)
Balance at December 31, 2021	30,000	11,442	—	41,442
Investments made	10,000	—	28,970	38,970
Share of income from equity method investments	—	51	—	51
Disposal of a subsidiary in exchange of investment accounted for at fair value ((c)(i))	—	—	40,000	40,000
Fair value change through earnings (including adjustment of subsequent price changes)	18,464	—	(2,500)	15,964
Currency translation adjustment	—	930	—	930
Balance at December 31, 2022	58,464	12,423	66,470	137,357
Investments made	9,500	—	—	9,500
Share of loss from equity method investments	—	(523)	—	(523)
Partially disposal of an equity investment using the equity method	—	(700)	—	(700)
Fair value change through earnings (including adjustment of subsequent price changes)	—	—	(8,079)	(8,079)
Changes from a subsidiary to equity investment using the equity method((b))	—	4,900	—	4,900
Currency translation adjustment	—	144	—	144
Balance at December 31, 2023	67,964	16,244	58,391	142,599

9. Long-term investments (Continued)

(a) Equity investments using the measurement alternative

The Group’s investment in private companies without readily determinable fair value were accounted for using the measurement alternative method. The following table summarizes the total carrying value of the equity investments using the measurement alternative as of December 31, 2021, 2022 and 2023, respectively, including cumulative upward adjustments made to the initial cost basis of the securities:

Cumulative Results
RMB’000
Initial cost basis (i)	30,000
Total carrying value at December 31, 2021	30,000
Initial cost basis	40,000
Upward adjustments (i)	18,464
Total carrying value at December 31, 2022	58,464
Initial cost basis	49,500
Upward adjustments (i)	18,464
Total carrying value at December 31, 2023	67,964

(i) In March 2021, the Group and three other investors entered into an investment agreement with Beijing Sharetimes Technology Co., Ltd.(“Sharetimes”), which primarily engages in operating of virtual intellectual property license of a series of cartoon images of movie stars. Pursuant to this agreement, the Group acquired 1.64% equity interests in Sharetimes, with a consideration of RMB 30.0 million. The Group has no significant influence over Sharetimes. Pursuant to ASC 321-10-35-2, as the investment in Sharetimes lacks readily determinable fair values, the Group elects to account for this investment using the measurement alternative. In May 2022, a re-measurement gain amounted to RMB 18.5 million has been made to the investment in Sharetimes according to the most recent transaction price which were deemed as observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Nil, RMB18.5 million and nil re-measurement gain of equity investments accounted for using the measurement alternative were recognized in “Long-term investment income/(loss), net” for the years ended December 31, 2021, 2022 and 2023, respectively.

No impairment losses of equity investments accounted for using the measurement alternative were recognized for the years ended December 31, 2021, 2022 and 2023.

(b) Equity investments using the equity method

RMB5.5 million loss, RMB0.1 million income and RMB0.5 million loss of the Group’s proportionate share of equity investee’s net income/(loss), were recognized in “Share of income/(loss) from equity method investments” for the years ended December 31, 2021, 2022 and 2023, respectively.

In August 2023, the Group entered into an investment agreement with an independent third-party to transfer 51% of the equity interest of one wholly-owned subsidiary with the Group with total cash consideration at RMB 5.1 million. Upon the completion of this transaction, the Group owns the remaining 49% equity interest in the subject company which was accounted for using the equity method amounted to RMB 4.9 million. The Group recognized a gain on disposal of a subsidiary approximate to RMB 3.4 million in the consolidated statements of comprehensive income/(loss).

9. Long-term investments (Continued)

(c) Investments accounted for at fair value

The following table shows the carrying amount and fair value of the investments accounted for at fair value:

		Gross	Gross
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Hangzhou Jialin (i)	40,000	—	—	40,000
Company A	5,000	—	—	5,000
Company B	10,000	—	—	10,000
Company C	8,470	—	—	8,470
Others	5,500	—	(2,500)	3,000
December 31, 2022	68,970	—	(2,500)	66,470
Hangzhou Jialin (i)	40,000	964	—	40,964
Company A	5,000	—	(2,537)	2,463
Company B	10,000	—	(6,342)	3,658
Company C	8,470	103	—	8,573
Others	5,500	—	(2,767)	2,733
December 31, 2023	68,970	1,067	(11,646)	58,391

The Group invested in the preferred shares of multiple private companies that provide the Group with redemption rights, the investment of which are accounted for at fair value. A loss of RMB 2.5 million and RMB 8.1 million resulted from the change in fair value were recognized in “Long-term investment income/(loss), net” for the years ended December 31, 2022 and 2023, respectively. Refer to Note 2(e) for the valuation approach and key inputs for the determination of the fair value of the Group’s investments accounted for at fair value.

(i) In March 2022, the Group acquired 7.273% equity interest in Hangzhou Jialin, as one of the investors in its round B financing. Hangzhou Jialin is a fresh produce supply chain solution provider in China. In connection with the transaction, the Company has transferred its 100% equity interest in Beijing Dianqier Creative Interactive Media Culture Co., Ltd. (“Dianqier”), a subsidiary of the Company which primarily provides interactive marketing dispense services, as consideration for the acquired 7.273% equity interest in Hangzhou Jialin. The fair value of equity interests of Hangzhou Jialin the Group acquired is RMB 40 million. The Group recognized a gain amounted to RMB 38 million arising from disposal of Dianqier for the year ended December 31, 2022. The fair value of the investment in Hangzhou Jialin was RMB 40 million and RMB 41 million as of December 31, 2022 and 2023. Nil and RMB 1 million fair value gain of investment in Hangzhou Jialin were recognized in “Long-term investment income/(loss), net” for the years ended December 31, 2022 and 2023, respectively.